Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001789972
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	CULLINAN ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39856
Entity Tax Identification Number	81-3879991
Entity Address, Address Line One	Cullinan Oncology, Inc.
Entity Address, Address Line Two	One Main Street
Entity Address, Address Line Three	Suite 1350
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	410-4650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CGEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false